Commitments and contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	Commitments and contingencies
Commitments:
Operating Leases
Our commitments include operating lease commitments. Generally, our property and equipment, including a fleet of dedicated vans to provide transportation services, office and retail space, and others are supplied through operating leases. The future contractual aggregate minimum lease payments under non-cancellable operating leases and other commitments are disclosed in Note 30.
Employment Agreements
In the ordinary course of business, we entered into employment agreements with certain of our key employees which provide for compensation guidelines. Generally, we pay compensation to our executive officers in the form of (i) cash paid on a monthly basis and (ii) an annual bonus subject to the fulfillment of certain performance targets. We recognize compensation in “Other liabilities” in our consolidated balance sheets and in “General and administrative” expenses in our consolidated statements of operations.
Best Day Earnout Provision
The Acquisition Agreement provides for an earnout for the benefit of certain sellers ranging from $0 to $20 million based solely on the performance of our share price during a measurement period of six months prior to the fourth anniversary of the Closing Date, i.e. from April 2024 thru September 2024 (the “earnout measurement period”). The earnout, if any, will be payable in cash on October 1, 2024.
We will not pay any earnout amount to the sellers if our average share price is below $10 during the earnout measurement period. We will pay $5,000 to the sellers if our average share price is between $10 and $15 during the earnout measurement period. We will pay $10,000 to the sellers if our average share price is between $15 and $20 during the earnout measurement period. We will pay $15,000 to the sellers if our average share price is between $20 and $25 during the earnout measurement period. And we will pay $20,000 to the sellers if our average share price is above $25 during the earnout measurement period.
As of the date of acquisition, we estimated an additional consideration of $1,526 will be paid. The fair value of the earnout contingent consideration was $2,409 and $811 as of December 31, 2023 and 2022, respectively. We recognized the change in the fair value of the earnout contingent consideration under “General and administrative” expenses in our consolidated statements of operations. See Note 4 for additional information on the acquisition.
Contingencies:
We are a party to a number of tax, labor and social security, regulatory and legal matters outstanding in the ordinary course of business. We estimate the range of our liability related to contingencies when we believe the amount or range of loss can be estimated. We record our best estimate of a loss when the loss is considered probable. When a liability is probable and there is a range of estimated loss with no best estimate in the range, we record the minimum estimated liability related to the lawsuits or claims. As additional information becomes available, we assess the potential liability related to our pending litigation and claims and revise our estimates.
Significant judgment is required to determine the probability that a liability has been incurred and whether such liability is reasonably estimable. We base accruals made on the best information available at the time which can be highly subjective. Due to uncertainties related to the resolution of lawsuits and claims, the ultimate outcome may differ significantly from our estimates. In the opinion of management and based on liability accruals provided, our ultimate exposure with respect to these pending lawsuits and claims is not expected to have a material adverse effect on our consolidated financial position or cash flows, although they could have a material adverse effect on our results of operations for a particular reporting period.
We also evaluate other potential contingent matters, including income tax withholdings, valued-added tax, revenue tax, payroll taxes and other similar matters. We currently estimate possible losses related to these matters for which we have not accrued liabilities, as they are not deemed probable, to be approximately in a range between $93,000 to $124,000. We periodically evaluate the likelihood of probable and reasonably possible losses, if any, related to all known contingencies on an ongoing basis. Future increases or decreases to our accrued liabilities may be necessary and will be recorded in the period when such amounts are determined to be probable and reasonably estimable.
Legal Proceedings
We are a party to various lawsuits, claims and disputes mainly with customers arising out of the ordinary course of our business. As of December 31, 2023 and 2022, we have provided an amount of $8,529 and $8,757 to cover for probable losses, respectively.
Labor, Social Security and Tax Contingencies
As of December 31, 2023 and 2022, we have provided an amount of $1,154 and $2,630 mainly related to labor and social security contingencies, respectively.
As of December 31, 2023 and 2022, we have provided an amount of $11,135 and $27,188 mainly related to tax contingencies, respectively.
Labor and social security contingencies are mainly related to former employees’ litigation and unasserted labor claims. Tax contingencies are mainly related to unasserted claims in the jurisdictions where we operate regarding VAT or other taxes. While we believe that the assumptions and estimates used to determine contingent liabilities are reasonable, the ultimate outcome of these matters cannot presently be determined.
Tax Audits
We are involved in various tax matters, with respect to some of which the outcome is uncertain. We establish reserves to remove some or all of the tax benefit of any of our tax positions at the time we determine that it becomes uncertain based upon one of the following conditions: (1) the tax position is not “more likely than not” to be sustained, (2) the tax position is “more likely than not” to be sustained, but for a lesser amount, or (3) the tax position is “more likely than not” to be sustained, but not in the financial period in which the tax position was originally taken. For purposes of evaluating whether or not a tax position is uncertain, (1) we presume the tax position will be examined by the relevant taxing authority that has full knowledge of all relevant information; (2) the technical merits of a tax position are derived from authorities such as legislation and statutes, legislative intent, regulations, rulings and case law and their applicability to the facts and circumstances of the tax position; and (3) each tax position is evaluated without consideration of the possibility of offset or aggregation with other tax positions taken. A number of years may elapse before a particular uncertain tax position is audited and finally resolved or when a tax assessment is raised. The number of years subject to tax assessments varies depending on the tax jurisdiction. The tax benefit that has been previously reserved because of a failure to meet the “more likely than not” recognition threshold would be recognized in our income tax expense in the first interim period when the uncertainty disappears under any one of the following conditions: (1) the tax position is “more likely than not” to be sustained, (2) the tax position, amount, and/or timing is ultimately settled through negotiation or litigation, or (3) the statute of limitations for the tax position has expired. See Note 21 for details.
Matters related to VAT in Argentina
In October 2021, we became aware that the tax authority in Argentina may have a divergent interpretation of the application of value-added taxes (VAT) to certain air transactions.
As of the date of these consolidated financial statements, we have not received any assessment, inquiry, audit, or any other form of claim on our application of VAT. While we believe we have complied with all applicable tax laws, rules and regulations in the relevant jurisdiction, the tax authority may have a different view and determine that we owe additional VAT. We have not recorded any liability in connection with this matter. As of the date of these consolidated financial statements, it is unclear what further actions, if any, the tax authority will take with respect to this matter. Such actions could include initiating an audit, assessing additional taxes and/or imposing interest, fines, penalties or criminal proceedings.
Matters related to PIS/COFINS Importation in Brazil
On October 10, 2023, our subsidiary in Brazil received a Penalty Notice issued by the Brazilian Federal Revenue, embodied in administrative process for the collection of alleged Federal Contributions PIS/COFINS/Importation debts on service imports related to the fiscal year 2019, for the amount of $31,803. According to the tax authority, the company failed to pay importation taxes on remittances abroad made to various legal entities. On November 2, 2023, the company filed its defense rejecting the supposed debt. The defense was complemented by specific supporting documentation to justify remittances abroad and appropriate tax treatment. The Management’s opinion, based on the opinion of external legal counsel, is that the risk of losing the case is reasonably possible, but not probable, based on the technical merits. For that reason, the Company has not recorded any expense or liability for the disputed amounts.